COMMITMENTS AND CONTINGENCIES (Details) (CNY)	1 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 26, 2014	Nov. 30, 2014
Loss Contingencies [Line Items]
Damages sought			151,000,000
Guarantee arrangements	164,000,000	209,000,000	164,000,000
2015		9,208,110
2016		16,791,333
2017		14,789,260
2018		12,760,495
2019		4,345,105
2020 and thereafter		7,027,396
Total		64,921,699
Rent expense		23,876,891	20,847,571	18,941,363
Rental period				10 years
Extension period	5 years
Rental prepayment	17,850,000
Prepaid rent, current		9,323,152
Deposit from Beijing Air	35,000,000	39,000,000	35,000,000
Escrow bank account, deposit	102,000,000	123,000,000	102,000,000
ICBC [Member]
Loss Contingencies [Line Items]
Credit facility to Beijing Air						40,000,000
Guarantee arrangements						163,000,000
Beijing Quna [Member]
Loss Contingencies [Line Items]
Damages sought		8,100,000	8,100,000
Damages awarded					8,100,000
Second Two Years [Member]
Operating Leases [Line Items]
Annual rent payment				1,905,734
Years Five To Seven [Member]
Operating Leases [Line Items]
Annual rent payment				2,477,455
Years Eight To Ten [Member]
Operating Leases [Line Items]
Annual rent payment				2,858,602